RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025		Dec. 31, 2024
Yufeng Mi [Member]
RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) [Line Items]
Due to related parties, beginning		$ 4,503		$ 4,571
Repayment		(4,503)		0
Interest Expenses		0		0
Exchange Rate Translation				(68)
Due to related parties, ending				4,503
HongKong Kisen [Member]
RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) [Line Items]
Due to related parties, beginning	[1]	2,195,948	[2]	$ 9,240,203
Received	[1]			962,000
Repayment		(475,000)	[2]	$ (8,021,693)	[1]
Interest Expenses		32	[2]	9,565	[1]
Exchange Rate Translation		1,085	[2]	5,873	[1]
Due to related parties, ending	[2]	2,173,365		2,195,948	[1]
Related Party [Member]
RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) [Line Items]
Due to related parties, beginning		2,200,451		$ 9,244,774
Received				962,000
Repayment		(479,503)		$ (8,021,693)
Interest Expenses		32		9,565
Exchange Rate Translation		1,085		5,805
Due to related parties, ending		$ 2,173,365		$ 2,200,451

[1]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.
[2]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.